Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
Commitments and Contingencies
9.
Commitments and Contingencies
a)
Various
claims, suits,
and complaints,
including those
involving government
regulations and
product
liability,
arise
in
the
ordinary
course
of
the
shipping
business.
In
addition,
losses
may
arise
from
disputes with
charterers, agents, insurance
and other
claims with
suppliers relating to
the operations
of
the
Company’s
vessels.
The
Company
accrues for
the
cost
of
environmental and
other
liabilities
when management becomes
aware that
a liability is
probable and is
able to
reasonably estimate the
probable exposure.
The Company’s
vessels are
covered for
pollution in
the amount
of $
1
billion per
vessel per incident, by the P&I Association in which the Company’s vessels are entered.
b)
Pursuant
to
the
sale
and
lease
back
agreements
signed
between
the
Company
and
its
counterparties, the Company has purchase obligations
amounting to $
50,400
, at the end
of the lease
agreements described in Note 8.
c)
As of
June 30,
2026, the Company’s
remaining commitments to
its joint ventures
consist of
EUR
8.1
million to Windward and $ 5,080
to Ecogas.
d)
As
of
June
30,
2026,
the
Company
had
total
obligations
under
shipbuilding
contracts
(Note
5),
as
follows:
Period Amount
Year 1 $ 13,800
Year 2 59,800
Total $ 73,600
As of
June 30, 2026,
the Company’s
vessels, owned and
chartered-in, were fixed
under time charter
agreements, considered operating
leases. The minimum
contractual gross charter
revenue expected
to
be
generated from
fixed
and
non-cancelable
time
charter
contracts
existing
as
of
June
30,
2026
and until their expiration was as follows:
Period Amount
Year 1 $ 110,469
Year 2 7,317
Total
$ 117,786